Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Auditors Remuneration [line items]
Summary of Accountants Remuneration

	Total remuneration of the group		Of which in the Netherlands

	2025	2024	2025	2024

Audit fees	34	32	6	6

Audit-related service fees	5	5	1	-

Tax	-	-	-	-

Other services	-	-	-	-

Total	38	37	7	6